Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2055 Fund	May 30, 2023
Fidelity Advisor Freedom 2055 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(23.20%)
Past 5 years	3.76%
Past 10 years	7.21%
Fidelity Advisor Freedom 2055 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.93%)
Past 5 years	1.73%
Past 10 years	5.57%
Fidelity Advisor Freedom 2055 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(12.45%)
Past 5 years	2.73%
Past 10 years	5.52%
Fidelity Advisor Freedom 2055 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(19.82%)
Past 5 years	4.23%
Past 10 years	7.19%
Fidelity Advisor Freedom 2055 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(21.52%)
Past 5 years	4.00%
Past 10 years	7.19%
Fidelity Advisor Freedom 2055 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(18.29%)
Past 5 years	5.27%
Past 10 years	8.12%
Fidelity Advisor Freedom 2055 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(18.25%)
Since Inception	5.26%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1682
Average Annual Return:
Past 1 year	(18.17%)
Past 5 years	5.41%
Past 10 years	8.78%

[1]	A From October 2, 2018